SUPPLEMENT DATED MAY 1, 2007 TO

PROSPECTUS DATED MAY 1, 2000 FOR

MODIFIED SINGLE PREMIUM

DEFERRED VARIABLE ANNUITY CONTRACTS

ISSUED BY

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

THROUGH ITS

NATIONWIDE VA SEPARATE ACCOUNT-B

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.	Effective May 1, 2007, the following underlying mutual funds changed names:

OLD FUND NAME	NEW FUND NAME
Neuberger Berman Advisers Management Trust	Lehman Brothers Advisers Management Trust
AMT Limited Maturity Bond Portfolio: I Class	AMT Short Duration Bond Portfolio: I Class

Gartmore Variable Insurance Trust ("GVIT")	Nationwide Variable Insurance Trust ("NVIT")
Gartmore GVIT Emerging Markets Fund: Class I	Gartmore NVIT Emerging Markets Fund: Class I
Gartmore GVIT Emerging Markets Fund: Class III	Gartmore NVIT Emerging Markets Fund: Class III
Gartmore GVIT Global Financial Services Fund: Class III	Nationwide NVIT Global Financial Services Fund: Class III
Gartmore GVIT Global Health Sciences Fund: Class III	Nationwide NVIT Global Health Sciences Fund: Class III
Gartmore GVIT Global Technology and Communications Fund: Class I	Nationwide NVIT Global Technology and Communications Fund: Class I
Gartmore GVIT Global Technology and Communications Fund: Class III	Nationwide NVIT Global Technology and Communications Fund: Class III
Gartmore GVIT Global Utilities Fund: Class III	Gartmore NVIT Global Utilities Fund: Class III
Gartmore GVIT Government Bond Fund: Class I	Nationwide NVIT Government Bond Fund: Class I
Gartmore GVIT Growth Fund: Class I	Nationwide NVIT Growth Fund: Class I
Gartmore GVIT International Growth Fund: Class I	Gartmore NVIT International Growth Fund: Class I
Gartmore GVIT International Growth Fund: Class III	Gartmore NVIT International Growth Fund: Class III

Gartmore GVIT Investor Destinations Funds: Class II	Nationwide NVIT Investor Destinations Funds: Class II
Gartmore GVIT Investor Destinations Conservative Fund: Class II	Nationwide NVIT Investor Destinations Conservative Fund: Class II
Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II	Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
Gartmore GVIT Investor Destinations Moderate Fund: Class II	Nationwide NVIT Investor Destinations Moderate Fund: Class II
Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II	Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
Gartmore GVIT Investor Destinations Aggressive Fund: Class II	Nationwide NVIT Investor Destinations Aggressive Fund: Class II

Gartmore GVIT Mid Cap Growth Fund: Class I	Nationwide NVIT Mid Cap Growth Fund: Class I

OLD FUND NAME	NEW FUND NAME
Gartmore GVIT Money Market Fund: Class I	Nationwide NVIT Money Market Fund: Class I
Gartmore GVIT Nationwide Fund: Class I	NVIT Nationwide Fund: Class I
Gartmore GVIT Nationwide Leaders Fund: Class III	NVIT Nationwide Leaders Fund: Class III
Gartmore GVIT U.S. Growth Leaders Fund: Class III	Nationwide NVIT U.S. Growth Leaders Fund: Class III
Gartmore GVIT Worldwide Leaders Fund: Class III	Gartmore NVIT Worldwide Leaders Fund: Class III
GVIT International Value Fund: Class III	NVIT International Value Fund: Class III
GVIT Mid Cap Index Fund: Class I	NVIT Mid Cap Index Fund: Class I
GVIT Small Cap Growth Fund: Class I	Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I
GVIT Small Cap Value Fund: Class I	Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I
GVIT Small Company Fund: Class I	Nationwide Multi-Manager NVIT Small Company Fund: Class I
J.P. Morgan GVIT Balanced Fund: Class I	J.P. Morgan NVIT Balanced Fund: Class I
Van Kampen GVIT Comstock Value Fund: Class II	Van Kampen NVIT Comstock Value Fund: Class II
Van Kampen GVIT Multi Sector Bond Fund: Class I	Van Kampen NVIT Multi Sector Bond Fund: Class I